SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

June 30, 2020 (Unaudited)

Shares		Value

Common Stocks — 99.82%
Communication Services — 4.45%
63,280	Glu Mobile, Inc.*	$586,606
71,388	Gray Television, Inc.*	995,862
15,390	Nexstar Media Group, Inc., Class A	1,287,989
60,428	Vonage Holdings Corp.*	607,906

		3,478,363

Consumer Discretionary — 18.50%
2,780	Cavco Industries, Inc.*	536,123
15,820	Core-Mark Holding Co., Inc.	394,788
2,340	Deckers Outdoor Corp.*	459,553
346,302	Destination XL Group, Inc.*	225,200
9,030	Fox Factory Holding Corp.*	745,968
32,490	G-III Apparel Group Ltd.*	431,792
19,249	Grand Canyon Education, Inc.*	1,742,612
4,840	Helen of Troy Ltd.*	912,630
15,960	LCI Industries	1,835,081
38,797	Malibu Boats, Inc., Class A*	2,015,504
45,980	Perdoceo Education Corp.*	732,461
8,628	Steven Madden Ltd.	213,025
67,510	Taylor Morrison Home Corp., Class A*	1,302,268
34,910	Tilly’s, Inc., Class A	197,940
46,401	Universal Electronics, Inc.*	2,172,495
168,154	ZAGG, Inc.*	528,004

		14,445,444

Consumer Staples — 2.14%
83,400	Hostess Brands, Inc.*	1,019,148
4,700	Medifast, Inc.	652,219

		1,671,367

Energy — 1.30%
44,100	Magnolia Oil & Gas Corp., Class A*	267,246
83,170	Par Pacific Holdings, Inc.*	747,698

		1,014,944

Financials — 12.52%
27,875	Amerisafe, Inc.	1,704,835
197,577	Compass Diversified Holdings LP	3,406,228
24,270	First Interstate BancSystem, Inc., Class A	751,399
10,970	Preferred Bank/Los Angeles, CA	470,065
11,394	South State Corp.	543,038
17,650	TCF Financial Corp.	519,263
19,070	TriCo Bancshares	580,682
27,440	TriState Capital Holdings, Inc.*	431,082
49,737	United Community Banks, Inc.	1,000,708
8,570	Wintrust Financial Corp.	373,823

		9,781,123

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

Health Care — 12.34%
14,240	BioTelemetry, Inc.*	$643,505
38,222	Emergent BioSolutions, Inc.*	3,022,596
32,056	Globus Medical, Inc., Class A*	1,529,392
56,230	Lantheus Holdings, Inc.*	804,089
7,900	Masimo Corp.*	1,801,121
8,070	West Pharmaceutical Services, Inc.	1,833,262

		9,633,965

Industrials — 24.93%
385,931	ACCO Brands Corp.	2,740,110
17,660	Aerojet Rocketdyne Holdings, Inc.*	700,042
34,870	Arcosa, Inc.	1,471,514
21,746	Astronics Corp.*	229,638
93,629	Columbus McKinnon Corp.	3,131,890
79,782	Ducommun, Inc.*	2,781,998
13,780	EnerSys	887,156
42,744	Greenbrier Cos., Inc. (The)	972,426
32,250	Harsco Corp.*	435,698
35,958	Insteel Industries, Inc.	685,719
19,720	NV5 Global, Inc.*	1,002,368
63,937	Patrick Industries, Inc.	3,916,141
3,950	Trex Co., Inc.*	513,777

		19,468,477

Information Technology — 14.41%
7,420	Ambarella, Inc.*	339,836
3,280	Cabot Microelectronics Corp.	457,691
31,860	Cohu, Inc.	552,452
12,120	InterDigital, Inc.	686,356
114,809	Mitek Systems, Inc.*	1,103,315
23,658	MKS Instruments, Inc.	2,679,032
44,740	Model N, Inc.*	1,555,162
9,000	Novanta, Inc.*	960,930
26,910	Onto Innovation, Inc.*	916,016
17,690	SailPoint Technologies Holding, Inc.*	468,254
17,265	Sapiens International Corp. NV	483,075
1,846	Tyler Technologies, Inc.*	640,341
16,900	Vishay Precision Group, Inc.*	415,402

		11,257,862

Materials — 3.45%
87,794	FutureFuel Corp.	1,049,138
9,070	Ingevity Corp.*	476,810
27,607	Koppers Holdings, Inc.*	520,116
75,491	Universal Stainless & Alloy Products, Inc.*	649,223

		2,695,287

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

Real Estate — 4.24%
7,840	EastGroup Properties, Inc., REIT	$929,902
52,470	Physicians Realty Trust, REIT	919,274
32,730	STAG Industrial, Inc., REIT	959,644
39,030	UMH Properties, Inc., REIT	504,658

		3,313,478

Utilities — 1.54%
10,140	Southwest Gas Holdings, Inc.	700,167
7,590	Spire, Inc.	498,739

		1,198,906

Total Common Stocks		77,959,216

(Cost $53,910,673)

Exchange Traded Funds — 0.15%
600	iShares Nasdaq Biotechnology	82,014
210	iShares Russell 2000 Index Fund	30,068

Total Exchange Traded Funds		112,082

(Cost $83,017)

Investment Company — 0.23%
179,195	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	179,195

Total Investment Company		179,195

(Cost $179,195)

Total Investments		$78,250,493
(Cost $54,172,885) — 100.20%
Liabilities in excess of other assets — (0.20)%		(152,432)

NET ASSETS — 100.00%		$78,098,061

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

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